CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 117,292	$ 18,713
Restricted cash	4,753	23
Term deposits	2,344
Notes receivable	81
Accounts receivable, net of allowance for doubtful accounts of $21 and $89 as of December 31, 2015 and 2016, respectively	500	182
Inventories	4	476
Prepaid expenses and other current assets	1,611	1,009
Current assets of Super TV		101,470
Total current assets	126,585	121,873
Property and equipment, net	421	299
Intangible assets, net	258	348
Goodwill	655	702
Equity method investment		428
Deferred income tax assets	52	121
Non-current assets of Super TV		6,979
TOTAL ASSETS	127,971	130,750
Current liabilities:
Accounts payable (of which $15 and $115 as of December 31, 2015 and 2016 belonging to the consolidated VIE without recourse to the Company, respectively)	445	555
Accrued expenses and other current liabilities (of which nil and nil as of December 31, 2015 and 2016 belonging to the consolidated VIE without recourse to the Company, respectively)	2,557	2,871
Deferred revenue-current (of which nil and $8 as of December 31, 2015 and 2016 belonging to the consolidated VIE without recourse to the Company, respectively)	1,382	936
Government subsidies-current (of which nil and nil as of December 31, 2015 and 2016 belonging to the consolidated VIE without recourse to the Company, respectively)	81	19
Current liabilities of Super TV (of which nil and nil as of December 31, 2015 and 2016 belonging to the consolidated VIE without recourse to the Company, respectively)		15,945
Total current liabilities	4,465	20,326
Deferred revenue-non-current (of which nil and nil as of December 31, 2015 and 2016 belonging to the consolidated VIE without recourse to the Company, respectively)	125	173
Government subsidies-non-current (of which nil and nil as of December 31, 2015 and 2016 belonging to the consolidated VIE without recourse to the Company, respectively)	310	817
Deferred income tax liabilities (of which nil and nil as of December 31, 2015 and 2016 belonging to the consolidated VIE without recourse to the Company, respectively)		87
Non-current liabilities of Super TV (of which nil and nil as of December 31, 2015 and 2016 belonging to the consolidated VIE without recourse to the Company, respectively)		7,541
Total liabilities	4,900	28,944
Commitments and Contingencies (Note 17)
Equity:
China Digital TV Holding Co., Ltd. shareholders' equity: Ordinary shares ($0.0005 par value; 200,000,000 and 200,000,000 shares authorized, 60,173,997 and 60,285,087 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	30	30
Additional paid-in capital	45,273	37,988
Statutory reserve	88	18,361
Retained earnings	75,104	23,451
Subscription receivable	(596)
Accumulated other comprehensive income/(loss)	(289)	21,650
Total China Digital TV Holding Co., Ltd. shareholders' equity.	119,610	101,480
Noncontrolling interest	3,461	326
Total equity	123,071	101,806
TOTAL LIABILITIES AND EQUITY	$ 127,971	$ 130,750